JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.3%
U.S. Treasury Notes
0.88%, 6/30/2026	65,000	59,193
0.63%, 7/31/2026	93,000	83,711
1.50%, 8/15/2026	97,000	89,706
0.75%, 8/31/2026	105,000	94,668
1.13%, 10/31/2026	24,000	21,833
1.63%, 10/31/2026	58,000	53,679
1.25%, 12/31/2026	101,000	92,009
1.75%, 12/31/2026	69,000	63,992
1.50%, 1/31/2027	111,000	101,799
2.25%, 2/15/2027	76,000	71,621
1.13%, 2/28/2027	10,000	9,035
0.63%, 3/31/2027	36,000	31,821
0.50%, 4/30/2027	54,000	47,374
2.75%, 4/30/2027	88,000	84,284
2.63%, 5/31/2027	47,000	44,782
3.25%, 6/30/2027	42,000	40,981
2.75%, 7/31/2027	45,000	43,038
2.25%, 8/15/2027	87,000	81,566
0.50%, 8/31/2027	85,000	73,860
0.38%, 9/30/2027	44,000	37,936
4.13%, 9/30/2027	84,000	84,824
4.13%, 10/31/2027	64,000	64,660
0.63%, 11/30/2027	97,000	84,200
3.88%, 11/30/2027	83,000	83,133
0.63%, 12/31/2027	69,000	59,755
3.88%, 12/31/2027	42,000	42,062
0.75%, 1/31/2028	11,000	9,567
3.50%, 1/31/2028	49,000	48,334
1.13%, 2/29/2028	42,000	37,121
4.00%, 2/29/2028	80,000	80,703
3.63%, 3/31/2028	79,000	78,395
1.25%, 4/30/2028	98,000	86,841
3.50%, 4/30/2028	26,000	25,669
2.88%, 5/15/2028	47,000	45,047
1.25%, 6/30/2028	63,000	55,637
1.00%, 7/31/2028	106,000	92,208
1.13%, 8/31/2028	106,000	92,651
1.25%, 9/30/2028	106,000	93,077
3.13%, 11/15/2028	43,000	41,596
1.50%, 11/30/2028	97,000	86,084
1.38%, 12/31/2028	102,000	89,796
1.75%, 1/31/2029	10,000	8,971
2.63%, 2/15/2029	100,000	94,082
2.38%, 3/31/2029	60,000	55,634
2.88%, 4/30/2029	38,000	36,204
2.38%, 5/15/2029	64,000	59,282
2.75%, 5/31/2029	27,000	25,537
3.25%, 6/30/2029	47,000	45,689

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
2.63%, 7/31/2029	12,000	11,260
1.63%, 8/15/2029	92,000	81,459
3.13%, 8/31/2029	80,000	77,212
3.88%, 9/30/2029	76,000	76,499
4.00%, 10/31/2029	17,000	17,238
3.50%, 1/31/2030	17,000	16,768
4.00%, 2/28/2030	74,000	75,182
3.63%, 3/31/2030	73,000	72,624
3.50%, 4/30/2030	29,000	28,633
0.63%, 5/15/2030	62,000	50,404
3.75%, 5/31/2030	37,000	37,116
0.63%, 8/15/2030	18,000	14,559
0.88%, 11/15/2030	154,000	126,611
1.13%, 2/15/2031	124,000	103,627
1.63%, 5/15/2031	95,000	81,915
1.25%, 8/15/2031	141,000	117,289
1.38%, 11/15/2031	28,000	23,411
1.88%, 2/15/2032	119,000	103,418
2.88%, 5/15/2032	106,000	99,719
2.75%, 8/15/2032	132,000	122,744
4.13%, 11/15/2032	59,000	61,185
3.50%, 2/15/2033	117,000	115,611
Total U.S. Treasury Obligations (Cost $4,462,483)		4,448,131
	SHARES
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 5.21% (a) (b) (Cost $12,456)	12,452	12,455
Total Investments — 99.6% (Cost $4,474,939)		4,460,586
Other Assets Less Liabilities — 0.4%		16,775
NET ASSETS — 100.0%		4,477,361

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$4,448,131	$—	$4,448,131
Short-Term Investments
Investment Companies	12,455	—	—	12,455
Total Investments in Securities	$12,455	$4,448,131	$—	$4,460,586

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at April 19, 2023(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.21% (b) (c)	$—	$33,159	$20,704	$—	$—	$12,455	12,452	$33	$—

(a)	Commencement of operations was April 19, 2023.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of May 31, 2023.